Information About Non-controlling Interests - Summary of Changes in Accumulated Non-controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the beginning of the year	₩ 1,520,160
Profit or loss allocated to non-controlling interests	45,367	₩ 50,165	₩ 73,841
Accumulated non-controlling interests at the end of the year	₩ 1,539,989	₩ 1,520,160
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	49.70%	49.70%	49.70%
Accumulated non-controlling interests at the beginning of the year	₩ 375,906	₩ 374,150	₩ 328,302
Profit or loss allocated to non-controlling interests	22,171	10,029	23,405
Dividend paid to non-controlling interests	(8,279)	(8,279)	(8,279)
Others	(898)	6	30,722
Accumulated non-controlling interests at the end of the year	₩ 388,900	₩ 375,906	₩ 374,150
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	30.50%	30.50%	30.50%
Accumulated non-controlling interests at the beginning of the year	₩ 417,475	₩ 345,547	₩ 339,067
Profit or loss allocated to non-controlling interests	9,899	37,795	28,418
Dividend paid to non-controlling interests	(22,787)	(18,900)	(35,924)
Others	7,239	53,033	13,986
Accumulated non-controlling interests at the end of the year	₩ 411,826	₩ 417,475	₩ 345,547
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	55.20%	55.20%	55.20%
Accumulated non-controlling interests at the beginning of the year	₩ 54,276	₩ 52,865	₩ 53,053
Profit or loss allocated to non-controlling interests	2,151	1,751	(3,058)
Dividend paid to non-controlling interests	(478)
Others	(202)	(340)	2,870
Accumulated non-controlling interests at the end of the year	₩ 55,747	₩ 54,276	₩ 52,865
KT Hitel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	32.90%	32.90%	32.90%
Accumulated non-controlling interests at the beginning of the year	₩ 54,709	₩ 52,336	₩ 53,146
Profit or loss allocated to non-controlling interests	(1,840)	1,720	454
Others	(2,563)	653	(1,264)
Accumulated non-controlling interests at the end of the year	₩ 50,306	₩ 54,709	₩ 52,336
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	13.20%	13.20%	13.20%
Accumulated non-controlling interests at the beginning of the year	₩ 3,650	₩ 103,357	₩ 103,468
Profit or loss allocated to non-controlling interests	152	(588)	59
Others	(208)	(99,119)	(170)
Accumulated non-controlling interests at the end of the year	₩ 3,594	₩ 3,650	₩ 103,357